Summary of Significant Accounting Policies - Schedule of Net Revenues By Geographical Location of Customers (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	¥ 40,595,916	$ 5,647,420	¥ 78,335,376	¥ 983,168,898
PRC [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	24,986,453		57,485,526	906,347,962
Hong Kong [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	9,467,603		16,461	33,556,434
Singapore [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	4,697,243		1,119,872	184,738
The United States [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	1,094,904		7,115,353	16,278,352
Others [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	¥ 349,713		¥ 12,598,164	¥ 26,801,412